Loans and Allowance for Loan Loss (Detail 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans
Unpaid Contractual Principal Balance	$ 1,783	$ 2,334	$ 4,481
Recorded Investment with No Allowance	1,462	1,445	4,155
Recorded Investment with Allowance	321	611
Total Recorded Investment	1,783	2,056	4,155
Related Allowance	123	87
Average Recorded Investment During Year	1,603	2,201	4,033
Construction and land
Impaired Loans
Unpaid Contractual Principal Balance		819	971
Recorded Investment with No Allowance			645
Recorded Investment with Allowance		541
Total Recorded Investment		541	645
Related Allowance		44
Average Recorded Investment During Year	42	611	871
1 - 4 family residential
Impaired Loans
Unpaid Contractual Principal Balance	168	168	1,212
Recorded Investment with No Allowance	168	168	1,212
Total Recorded Investment	168	168	1,212
Average Recorded Investment During Year	168	205	1,306
Nonfarm nonresidential
Impaired Loans
Unpaid Contractual Principal Balance	1,104	1,086	1,900
Recorded Investment with No Allowance	1,104	1,086	1,900
Total Recorded Investment	1,104	1,086	1,900
Average Recorded Investment During Year	1,107	980	1,462
Commercial
Impaired Loans
Unpaid Contractual Principal Balance	482	223	366
Recorded Investment with No Allowance	183	183	366
Recorded Investment with Allowance	299	40
Total Recorded Investment	482	223	366
Related Allowance	113	30
Average Recorded Investment During Year	254	361	366
Consumer
Impaired Loans
Unpaid Contractual Principal Balance	29	38	32
Recorded Investment with No Allowance	7	8	32
Recorded Investment with Allowance	22	30
Total Recorded Investment	29	38	32
Related Allowance	10	13
Average Recorded Investment During Year	$ 32	$ 44	$ 28